other long-term assets (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
other long-term assets
Pension assets	$ 639	$ 13
Unbilled customer finance receivables	428	361
Derivative assets	70	40
Costs incurred to obtain or fulfill a contract with a customer	100	103
Real estate joint venture advances	114	114
Investment in real estate joint venture	1	1
Investment in associates	76	69
Portfolio investments	244	236
Prepaid maintenance	43	50
Other	192	119
Total	$ 1,907	$ 1,106